Group information	12 Months Ended
Mar. 31, 2022
Disclosure of Group Information [Abstract]
Group information
44.
Group information
(a)
Subsidiaries

The Group’s subsidiaries are set out below. Unless otherwise stated, they have equity share capital that are held directly held by the Group, and the proportion of ownership interests held equals to the voting rights held by the Group. The country of incorporation is also their principal place of business.

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
1	ReNew Wind Energy (AP 3) Private Limited	ReNew Power Private Limited	India	100%	100%
2	ReNew Solar Power Private Limited^	ReNew Power Private Limited	India	100%	100%
3	ReNew Wind Energy (MP) Private Limited	ReNew Power Private Limited	India	100%	100%
4	ReNew Wind Energy (Varekarwadi) Private Limited	ReNew Power Private Limited	India	100%	100%
5	ReNew Wind Energy Delhi Private Limited	ReNew Power Private Limited	India	100%	100%
6	ReNew Wind Energy (Jamb) Private Limited	ReNew Power Private Limited	India	100%	100%
7	ReNew Wind Energy (Devgarh) Private Limited	ReNew Power Private Limited	India	100%	100%
8	ReNew Wind Energy (AP) Private Limited*	ReNew Power Private Limited	India	70%	70%
9	Narmada Wind Energy Private Limited	ReNew Power Private Limited	India	100%	100%
10	ReNew Wind Energy (Sipla) Private Limited	ReNew Power Private Limited	India	100%	100%
11	ReNew Solar Energy (Jharkhand One) Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
12	ReNew Solar Energy (Jharkhand Three) Private Limited*	ReNew Solar Power Private Limited	India	51%	51%
13	ReNew Solar Energy (Jharkhand Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
14	ReNew Solar Energy (Jharkhand Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
15	ReNew Wind Energy (Karnataka Two) Private Limited	ReNew Power Private Limited	India	100%	100%
16	Abaha Wind Energy Developers Private Limited	ReNew Power Private Limited	India	100%	100%
17	ReNew Solar Energy Private Limited^+	ReNew Power Private Limited	India	—	100%
18	ReNew Wind Energy (TN) Private Limited	ReNew Power Private Limited	India	100%	100%
19	ReNew Wind Energy (Budh 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
20	ReNew Wind Energy (MP One) Private Limited	ReNew Power Private Limited	India	100%	100%
21	ReNew Solar Energy (Telangana) Private Limited*	ReNew Solar Power Private Limited	India	51%	51%
22	ReNew Power Services Private Limited^$	ReNew Power Private Limited	India	100%	100%
23	ReNew Solar Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
24	ReNew Wind Energy (Shivpur) Private Limited	ReNew Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
25	ReNew Wind Energy (Karnataka) Private Limited*	ReNew Power Private Limited	India	71%	71%
26	ReNew Wind Energy (Karnataka 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
27	ReNew Wind Energy (AP Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
28	ReNew Saur Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
29	Bhumi Prakash Private Limited	ReNew Solar Power Private Limited	India	100%	100%
30	Tarun Kiran Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
31	ReNew Saur Shakti Private Limited (Formerly known as Surya Prakash Urja Bhoomi Private Limited)	ReNew Solar Power Private Limited	India	100%	100%
32	ReNew Agni Power Private Limited (Formerly known as Bhanu Dhara Limited) Kiran Private	ReNew Solar Power Private Limited	India	100%	100%
33	ReNew Mega Solar Power Private Limited (Formerly known as Sun Season Private Limited)*	ReNew Solar Power Private Limited	India	51%	51%
34	ReNew Wind Energy (Rajasthan 2) Private Limited	ReNew Power Private Limited	India	100%	100%
35	ReNew Wind Energy (MP Two) Private Limited	ReNew Power Private Limited	India	100%	100%
36	ReNew Wind Energy (Jath Three) Private Limited	ReNew Power Private Limited	India	100%	100%
37	ReNew Wind Energy (Karnataka 4) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
38	ReNew Wind Energy (Maharashtra) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
39	ReNew Wind Energy (MP Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
40	ReNew Wind Energy (AP2) Private Limited	ReNew Power Private Limited	India	100%	100%
41	ReNew Wind Energy (Orissa) Private Limited	ReNew Power Private Limited	India	100%	100%
42	ReNew Wind Energy (AP 4) Private Limited	ReNew Power Private Limited	India	100%	100%
43	ReNew Wind Energy (Jadeswar) Private Limited	ReNew Power Private Limited	India	100%	100%
44	ReNew Wind Energy (Welturi) Private Limited	ReNew Power Private Limited	India	100%	100%
45	ReNew Solar Services Private Limited^	ReNew Green Energy Solutions Private Limited	India	100%	100%
46	ReNew Solar Energy (Rajasthan) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
47	ReNew Wind Energy (Vaspet 5) Private Limited	ReNew Power Private Limited	India	100%	100%
48	ReNew Solar Energy (Karnataka) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
49	ReNew Wind Energy (TN 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
50	ReNew Wind Energy (Rajkot) Private Limited	ReNew Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
51	ReNew Wind Energy (Rajasthan) Private Limited	ReNew Power Private Limited	India	100%	100%
52	ReNew Akshay Urja Limited	ReNew Solar Power Private Limited	India	100%	100%
53	ReNew Wind Energy (Jath) Limited (Formerly known as ReNew Wind Energy (Jath) Private Limited)	ReNew Power Private Limited	India	100%	100%
54	ReNew Wind Energy (Rajasthan One) Private Limited	ReNew Power Private Limited	India	100%	100%
55	ReNew Wind Energy (Rajasthan 3) Private Limited	ReNew Power Private Limited	India	100%	100%
56	ReNew Solar Energy (TN) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
57	ReNew Wind Energy (Karnataka Five) Private Limited	ReNew Power Private Limited	India	100%	100%
58	ReNew Wind Energy (MP Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
59	ReNew Wind Energy (Rajasthan Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
60	ReNew Clean Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
61	ReNew Distributed Solar Energy Private Limited^+	ReNew Solar Energy Private Limited	India	—	100%
62	ReNew Distributed Solar Services Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
63	ReNew Distributed Solar Power Private Limited^+	ReNew Solar Energy Private Limited	India	—	100%
64	ReNew Surya Mitra Private Limited*^+	ReNew Solar Energy Private Limited	India	—	68%
65	ReNew Surya Prakash Private Limited^+	ReNew Solar Energy Private Limited	India	—	100%
66	ReNew Saur Vidyut Private Limited^+	ReNew Solar Energy Private Limited	India	—	100%
67	ReNew Solar Daylight Energy Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
68	ReNew Solar Sun Flame Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
69	ReNew Power Singapore Pte. Ltd.@	ReNew Power Private Limited	Singapore	100%	—
70	Abha Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
71	Nokor Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
72	Izra Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
73	Zorya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
74	Vivasvat Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
75	Nokor Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
76	Akhilagya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
77	Adyah Solar Energy Private Limited#	ReNew Solar Power Private Limited	India	—	—
78	ReNew Transmission Ventures Private Limited	ReNew Power Private Limited	India	100%	100%
79	Helios Infratech Private Limited	ReNew Power Private Limited	India	100%	100%
80	Shruti Power Projects Private Limited	ReNew Power Private Limited	India	100%	100%
81	Lexicon Vanijya Private Limited	ReNew Solar Power Private Limited	India	100%	100%
82	Symphony Vyapaar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
83	Star Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
84	Sungold Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
85	ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)+	ReNew Solar Energy Private Limited	India	—	100%
86	Molagavalli Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
87	ReNew Vayu Urja Private Limited (Formerly known as KCT Renewable Energy Private Limited)	ReNew Power Private Limited	India	100%	100%
88	Rajat Renewables Limited	ReNew Power Private Limited	India	100%	100%
89	Kanak Renewables Limited	ReNew Power Private Limited	India	100%	100%
90	Bidwal Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
91	Pugalur Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
92	AVP Powerinfra Private Limited	Ostro Energy Private Limited	India	100%	100%
93	Badoni Power Private Limited	Ostro Energy Private Limited	India	100%	100%
94	Ostro Alpha Wind Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
95	Ostro Anantapur Private Limited	Ostro Energy Private Limited	India	100%	100%
96	Ostro Andhra Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
97	Ostro AP Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
98	Ostro Bhesada Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
99	Ostro Dakshin Power Private Limited	Ostro Energy Private Limited	India	100%	100%
100	Ostro Dhar Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
101	Ostro Jaisalmer Private Limited	Ostro Energy Private Limited	India	100%	100%
102	Ostro Kannada Power Private Limited	Ostro Energy Private Limited	India	100%	100%
103	Ostro Kutch Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
104	Ostro Madhya Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
105	Ostro Mahawind Power Private Limited	Ostro Energy Private Limited	India	100%	100%
106	Ostro Raj Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
107	Ostro Rann Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
108	Ostro Renewables Private Limited	Ostro Energy Private Limited	India	100%	100%
109	Ostro Urja Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
110	Prathmesh Solarfarms Limited (refer Note 54)	Ostro Energy Private Limited	India	100%	100%
111	Ostro Energy Private Limited	ReNew Power Services Private Limited	India	100%	100%
112	Zemira Renewable Energy Limited	ReNew Power Private Limited	India	100%	100%
113	Auxo Solar Energy Private Limited	Renew Wind Energy (TN) Private Limited	India	100%	100%
114	ReNew Power International Limited	ReNew Power Private Limited	United Kingdom	100%	100%
115	Zorya Distributed Power Services Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
116	ReNew Cleantech Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
117	ReNew Sun Ability Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
118	ReNew Mega Light Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
119	ReNew Sun Waves Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
120	ReNew Sun Flash Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
121	ReNew Sun Bright Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
122	ReNew Sun Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
123	Auxo Sunlight Private Limited^	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
124	ReNew Services Private Limited$	ReNew Power Private Limited	India	100%	100%
125	ReNew Sun Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
126	ReNew Mega Urja Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
127	ReNew Mega Spark Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
128	ReNew Mega Green Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
129	ReNew Green Energy Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
130	ReNew Green Power Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
131	Greenyana Sunstream Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
132	Renew Vyoman Power Private Limited	ReNew Power Private Limited	India	100%	100%
133	Renew Vyoman Energy Private Limited	ReNew Power Private Limited	India	100%	100%
134	Renew Vyan Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
135	Shekhawati Solar Park Private Limited•	ReNew Green Energy Solutions Private Limited	India	100%	100%
136	Renew Green Solutions Private Limited+	ReNew Solar Energy Private Limited	India	—	100%
137	Renew Surya Roshni Private Limited	ReNew Solar Power Private Limited	India	100%	100%
138	Renew Solar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
139	Renew Surya Ojas Private Limited	ReNew Solar Power Private Limited	India	100%	100%
140	Renew Surya Vihaan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
141	ReNew Surya Jyoti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
142	ReNew Surya Aayan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
143	ReNew Solar Vidhi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
144	ReNew Surya Pratap Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
145	ReNew Surya Alok Private Limited*	ReNew Solar Power Private Limited	India	69%	69%
146	Renew Surya Kiran Private Limited*	ReNew Green Energy Solutions Private Limited	India	69%	69%
147	ReNew Surya Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
148	ReNew Surya Uday Private Limited*	ReNew Green Energy Solutions Private Limited	India	74%	74%
149	ReNew Solar Piyush Private Limited	ReNew Solar Power Private Limited	India	100%	100%
150	ReNew Solar Stellar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
151	Regent Climate Connect Knowledge Solutions Private Limited	ReNew Power Private Limited	India	100%	100%
152	ReNew Vayu Energy Private Limited	ReNew Power Private Limited	India	100%	100%
153	ReNew Energy Markets Private Limited (formerly known as ReNew Vayu Power Private Limited)	ReNew Power Private Limited	India	100%	100%
154	ReNew Photovolitics Private Limited (formerly known as ReNew Saksham Urja Private Limited)	ReNew Power Private Limited	India	100%	100%
155	ReNew Pawan Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
156	ReNew Pawan Urja Private Limited	ReNew Power Private Limited	India	100%	100%
157	ReNew Sunlight Energy Private Limited*	ReNew Green Energy Solutions Private Limited	India	69%	69%
158	ReNew Sun Renewables Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
159	ReNew Sun Shakti Private Limited*	ReNew Green Energy Solutions Private Limited	India	100%	100%
160	ReNew Ravi Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
161	Aalok Solarfarms Limited*	Ostro Energy Private Limited	India	75%	75%
162	Abha Solarfarms Limited*	Ostro Energy Private Limited	India	75%	75%
163	Heramba Renewables Limited*	Ostro Energy Private Limited	India	75%	75%
164	Shreyas Solarfarms Limited*	Ostro Energy Private Limited	India	75%	75%
165	ReNew Power Private Limited* ^^	ReNew Energy Global Plc	India	—	93%
166	ReNew Green Energy Solutions Private Limited (Formerly known as ReNew Wind Energy (Jath Three) Private Limited)	ReNew Power Private Limited	India	—	100%
167	Renew Naveen Urja Private Limited	ReNew Power Private Limited	India	—	100%
168	Renew Samir Urja Private Limited	ReNew Power Private Limited	India	—	100%
169	ReNew Samir Shakti Private Limited	ReNew Samir Urja Private Limited	India	—	100%
170	Prathamesh Solarfarms Limited	Ostro Energy Private Limited	India	—	100%
171	RMG Acquisition Corp II	ReNew Energy Global Plc	Cayman Islands	—	100%
172	ReNew Surya Ravi Private Limited	ReNew Solar Energy (Jharkand Four) Private Limited	India	—	100%
173	ReNew Dinkar Jyoti Private Limited	ReNew Solar Power Private Limited	India	—	100%
174	ReNew Dinkar Urja Private Limited	ReNew Solar Power Private Limited	India	—	100%
175	ReNew Bhanu Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
176	ReNew Ushma Energy Private Limited	ReNew Solar Power Private Limited	India	—	100%
177	ReNew Surya Spark Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
178	ReNew Hans Urja Private Limited	ReNew Solar Power Private Limited	India	—	100%
179	ReNew Solar (Shakti One) Private Limited	ReNew Solar Power Private Limited	India	—	100%
180	ReNew Solar (Shakti Two) Private Limited	ReNew Solar Power Private Limited	India	—	100%
181	ReNew Solar (Shakti Three) Private Limited	ReNew Solar Power Private Limited	India	—	100%
182	ReNew Solar (Shakti Four) Private Limited	ReNew Power Private Limited	India	—	100%
183	ReNew Solar (Shakti Five) Private Limited	ReNew Solar Power Private Limited	India	—	100%
184	ReNew Solar (Shakti Six) Private Limited	ReNew Solar Power Private Limited	India	—	100%
185	ReNew Solar (Shakti Seven) Private Limited	ReNew Solar Power Private Limited	India	—	100%
186	ReNew Solar (Shakti Eight) Private Limited	ReNew Solar Power Private Limited	India	—	100%
187	ReNew Green (MHH One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
188	ReNew Green (MHP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
189	ReNew Green (TNJ One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
190	ReNew Green (GJS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
191	ReNew Green (GJS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
192	ReNew Jal Urja Private Limited (Formerly known as L&T Uttaranchal Hydropower Ltd.)	ReNew Power Services Private Limited	India	—	100%
193	ReNew Green (MHK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
194	ReNew Green (KAK One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
195	ReNew Green (GJS Three ) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
196	ReNew Green (GJ five ) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
197	ReNew Green (GJ Six ) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
198	ReNew Green (GJ seven ) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
199	ReNew Green (MHK One) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
200	ReNew Green (MHP Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
201	ReNew Green (TNJ Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	—	100%
202	ReNew Fazilka Solar Power Private Limited	ReNew Solar Power Private Limited	India	—	100%
203	ReNew Nizamabad Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
204	ReNew Warangal Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
205	ReNew Narwana Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
206	Sunworld Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
207	Neemuch Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
208	Purvanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
209	Rewanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
210	ReNew Medak Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
211	ReNew Ranga Reddy Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
212	ReNew Karimnagar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	—	100%
213	ACME Photovoltaic Solar Private Limited*	ReNew Solar Power Private Limited	India	—	49%
214	ACME Green Shakti Private Limited	ReNew Solar Power Private Limited	India	—	100%
215	ReNew Vikram Shakti Pvt Ltd	ReNew Power Private Limited	India	—	100%
216	ReNew Tapas Urja Pvt Ltd	ReNew Power Private Limited	India	—	100%
217	ReNew Tej Shakti Pvt Ltd	ReNew Power Private Limited	India	—	100%
218	ReNew Urja Shachar Pvt Ltd	ReNew Power Private Limited	India	—	100%
219	India Clean Energy Holdings	ReNew Energy Global Plc	Mauritius	—	100%
220	IB Vogt Solar Seven Private Limited*	ReNew Solar Power Private Limited	India	—	24%

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
221	ReNew Green (MHP Three) Pvt. Ltd.	ReNew Green Energy Solutions Private Limited	India	—	100%
222	ReNew Green (GJ Nine) Pvt. Ltd.	ReNew Green Energy Solutions Private Limited	India	—	100%
223	ReNew Green (CGS One) Pvt. Ltd.	ReNew Green Energy Solutions Private Limited	India	—	100%
224	ReNew Green (MPR One) Pvt. Ltd.	ReNew Green Energy Solutions Private Limited	India	—	100%
225	ReNew Green (GJ Eight) Pvt. Ltd.	ReNew Green Energy Solutions Private Limited	India	—	100%
226	ReNew Green (GJ Four) Pvt. Ltd.	ReNew Green Energy Solutions Private Limited	India	—	100%
227	ReNew Vidyut Tej Private Limited	ReNew Power Private Limited	India	—	100%
228	ReNew Vidyut Shakti Private Limited	ReNew Power Private Limited	India	—	100%
229	ReNew Power Synergy Private Limited	ReNew Power Private Limited	India	—	100%
230	Koppal- Narendra Transmission Limited	ReNew Transmission Ventures Private Limited	India	—	100%
231	Gadag Transmission Limited	ReNew Transmission Ventures Private Limited	India	—	100%
232	Diamond II Limited	ReNew Energy Global Plc	Mauritius	—	100%

^ These companies are also engaged in providing EPC services apart from generation of power through non-conventional and renewable energy sources.

$These companies are engaged in providing services for operation and management.

* The remaining stakeholders in the respective entities have protective rights only. The Group has evaluated that it has ability to use its power over the entities which entitle the Group to exposure / rights to variable returns, hence these have been accounted as subsidiaries in these consolidated financial statements of the Group.

+ These entities which formed part of solar rooftop portfolio, were disposed on January 18, 2022.

• Shekhawati Solar Park Private Limited was disposed on March 29, 2022.

@ ReNew Power Singapore Pte. Ltd. was dissolved in May 2021.

# Adyah Solar Energy Private Limited, a wholly owned subsidiary was disposed on February 15, 2021

^^RPPL is deemed to be the accounting acquirer in the transaction (refer Note 2.3). The remaining 7% shareholding are held by non controlling interest which are material to the Group.

All Group companies listed above are engaged in generation of power through non-conventional and renewable energy sources except for following entities:

i)
ReNew Wind Energy (Jamb) Private Limited which is purely engaged in providing EPC services.
ii)
ReNew Services Private Limited which is purely engaged in providing operation and maintenance services.
(b)
Interests in joint operations*

			Country of	As at March 31,
S.No	Name of companies	Holding company	incorporation	2021	2022
1	VG DTL Transmissions Projects Private Limited	ReNew Wind Energy (AP2) Private Limited	India	50%	50%

*Also refer note 54(b)

(c)
Non-controlling interests

Details of subsidiaries that have material non-controlling interests

The non-controlling interests (excluding those having put option to be settled in cash) that are material to the Group primarily relates to RPPL wherein Canada Pension Plan Investment Board holds an economic interest by virtue of its shareholding of 3.11% amounting to INR 3,870 (refer (i) below).

There are certain other subsidiaries in the Group (refer Note (a) above) with non-controlling interests but these are not considered material to the Group and hence no disclosures have been made related to these subsidiaries.

The table below shows summarised financial information of RPPL, before intercompany eliminations:

(i) Consolidated statement of financial position	As at March 31, 2022
	(INR)	(USD)
Non-current assets	506,129	6,671
Current assets	124,603	1,642
Non-current liabilities	404,808	5,336
Current liabilities	97,596	1,286
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	4,064	54
Equity attributable to equity holders of the parent	124,264	1,638
Attributable to:
Equity holders of the parent	120,394	1,587
Non-controlling interests (excluding liability for put options with non-controlling interests)	3,870	51

(ii) Consolidated statement of profit or loss and other comprehensive income	For the year ended March 31, 2022
	(INR)	(USD)
Revenue	59,349	782
Other income	9,568	126
Expenses	71,800	946
Loss for the year	(2,883)	(38)
Other comprehensive income for the year, net of tax	3,569	47
Total comprehensive income for the year, net of tax	686	9
Loss for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	449	6
Equity holders of the parent	(3,332)	(44)
	(2,883)	(38)
Attributable to:
Equity holders of the parent	(2,832)	(37)
Non-controlling interests (including liability for put options with non-controlling interests)	(500)	(7)
Total comprehensive income attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	465	6
Equity holders of the parent	221	3
	686	9
Attributable to:
Equity holders of the parent	351	5
Non-controlling interests (including liability for put options with non-controlling interests)	(130)	(2)

(iii) Consolidated statement of cash flows	For the year ended March 31, 2022
	(INR)	(USD)
Net cash generated from operating activities	45,775	603
Net cash used in investing activities	(116,258)	(1,532)
Net cash generated from / (used in) financing activities	77,024	1,015
Net increase in cash and cash equivalents	6,541	86

Note:

Previous year comparatives are not applicable as non controlling interest in RPPL is recognised by the Company upon consummation of the Transaction explained in Note 1.